Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net sales
Products	$ 479,031	$ 503,946	$ 612,138
Services	193,427	192,049	137,991
Total net sales	672,458	695,995	750,129
Cost of sales
Products	234,653	466,221	302,838
Services	120,499	127,602	84,897
Total cost of sales	355,152	593,823	387,735
Gross profit	317,306	102,172	362,394
Operating expenses
Research and development, net	97,778	122,360	82,270
Selling, general and administrative	307,113	434,619	351,993
Goodwill impairment		942,408	102,470
Change in fair value of obligations in connection with acquisitions	(872)	(23,671)	(26,150)
Total operating expenses	404,019	1,475,716	510,583
Operating loss	(86,713)	(1,373,544)	(148,189)
Financial income (expense), net	354	(10,287)	(6,529)
Loss before income taxes	(86,359)	(1,383,831)	(154,718)
Income taxes benefit	(9,446)	(10,320)	(35,248)
Share in losses of associated company	(708)
Net loss	(77,621)	(1,373,511)	(119,470)
Net loss attributable to non-controlling interests	(402)	(676)	(50)
Net loss attributable to Stratasys Ltd.	$ (77,219)	$ (1,372,835)	$ (119,420)
Net loss per ordinary share attributable to Stratasys Ltd.
Basic	$ (1.48)	$ (26.64)	$ (2.39)
Diluted	$ (1.48)	$ (26.64)	$ (2.39)
Weighted average ordinary shares outstanding
Basic	52,330	51,592	50,019
Diluted	52,582	51,592	50,019
Comprehensive Loss
Net loss	$ (77,621)	$ (1,373,511)	$ (119,470)
Other comprehensive income (loss), net of tax:
Losses on securities reclassified into earnings			167
Foreign currency translation adjustments	(2,788)	(8,263)	(4,326)
Unrealized gains (losses) on derivatives designated as cash flow hedge	83	1,136	(1,396)
Other comprehensive loss, net of tax	(2,705)	(7,127)	(5,555)
Comprehensive loss	(80,326)	(1,380,638)	(125,025)
Comprehensive loss attributable to non-controlling interests	(402)	(676)	(50)
Comprehensive loss attributable to Stratasys Ltd.	$ (79,924)	$ (1,379,962)	$ (124,975)